CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY/(DEFICIT) ¥ in Thousands, $ in Thousands	Class A Ordinary Shares Ordinary shares CNY (¥) shares	Class B Ordinary Shares Ordinary shares CNY (¥) shares	Restatement adjustment Additional Paid-in Capital CNY (¥)	Restatement adjustment Accumulated Deficit CNY (¥)	Restatement adjustment CNY (¥)	Statutory Reserve CNY (¥)	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	Accumulated Deficit CNY (¥)	Non-controlling Interest CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment CNY (¥)	CNY (¥)	USD ($)
Changes in equity
Impact of adoption of ASC 326	¥ 232	¥ 42				¥ 30,763	¥ 1,985,792	¥ 19,913		¥ (2,155,679)	¥ 166,987		¥ 48,050
Balance at beginning of year at Dec. 31, 2020	¥ 232	¥ 42				30,763	1,985,792	19,913		(2,155,679)	166,987		48,050
Balance at beginning of year (in shares) at Dec. 31, 2020 | shares	247,852,996	50,939,520
Changes in equity
Exercise of options	¥ 1												1
Exercise of options (in shares) | shares	1,232,241
Non-controlling interests contribution											4		4
Share-based awards to employee of the Group							3,793						3,793
Share-based compensation awards to employees of Jimu Group							2,736						2,736
Net loss										(101,729)	(7,091)		(108,820)
Appropriation to statutory reserve						516				(516)
Fair value change in available for sale investment								(91)					(91)
Foreign currency translation adjustments, net of nil tax								(10,702)					(10,702)
Balance at end of year at Dec. 31, 2021	¥ 233	¥ 42				31,279	1,992,321	9,120		(2,257,924)	159,900		(65,029)
Balance at end of year (in shares) at Dec. 31, 2021 | shares	249,085,237	50,939,520
Changes in equity
Impact of adoption of ASC 326	¥ 233	¥ 42				31,279	1,992,321	9,120		(2,257,924)	159,900		(65,029)
Exercise of options (in shares) | shares	146,783
Disposal of Pintec Australia Pty Ltd and its subsidiaries											1,383		1,383
Share-based awards to employee of the Group							4,534						4,534
Share-based compensation awards to employees of Jimu Group							1,967						1,967
Net loss										(190,183)	(6,374)		(196,557)
Appropriation to statutory reserve						716				(716)
Foreign currency translation adjustments, net of nil tax								6,565					6,565
Balance at end of year at Dec. 31, 2022	¥ 233	¥ 42				31,995	1,998,822	15,685		(2,448,823)	154,909		(247,137)
Balance at end of year (in shares) at Dec. 31, 2022 | shares	249,232,020	50,939,520
Changes in equity
Impact of adoption of ASC 326	¥ 233	¥ 42				31,995	1,998,822	15,685		(2,448,823)	154,909		(247,137)
Exercise of options (in shares) | shares	65,660
Share-based awards to employee of the Group							(13)						(13)
Issuance of Class A Ordinary Shares (in shares) | shares	254,450,000
Issuance of Class A Ordinary Shares	¥ 221						27,539						27,760
Net loss										(78,762)	(2,492)		(81,254)	$ (11,472)
Appropriation to statutory reserve						373				(373)
Disposal of SCHL Group						(23,362)		45,594		23,362	(139,341)		(93,747)
Foreign currency translation adjustments, net of nil tax								12,328					12,328
Balance at end of year at Dec. 31, 2023	¥ 454	¥ 42	¥ 10,125	¥ (7,692)	¥ 2,433	9,006	2,036,473	73,607	¥ (249)	(2,512,537)	13,076	¥ (249)	(379,879)	(53,634)
Balance at end of year (in shares) at Dec. 31, 2023 | shares	503,747,680	50,939,520
Changes in equity
Impact of adoption of ASC 326	¥ 454	¥ 42	¥ 10,125	¥ (7,692)	¥ 2,433	¥ 9,006	¥ 2,036,473	¥ 73,607	¥ (249)	¥ (2,512,537)	¥ 13,076	¥ (249)	¥ (379,879)	$ (53,634)